Fair value estimate - Fair value of financial instruments not measured at fair value (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Fair value of financial instruments
Financial liabilities	$ 28,342	$ 25,971
Debt principal | Carrying amount
Fair value of financial instruments
Financial liabilities	16,744	12,845
Debt principal | Fair value
Fair value of financial instruments
Financial liabilities	18,107	14,584
Level 1 | Debt principal
Fair value of financial instruments
Financial liabilities	8,825	8,983
Level 2 | Debt principal
Fair value of financial instruments
Financial liabilities	$ 9,282	$ 5,601